Segment Reporting	9 Months Ended
Sep. 30, 2018
Segment Reporting [Abstract]
Segment Reporting
Segment Reporting

The following table includes results for the Partnership’s segments for the periods presented in these financial statements.

	Three Months Ended September 30,
	2018			2017
	Liquefied Gas Segment $	Conventional Tanker Segment $	Total $	Liquefied Gas Segment $	Conventional Tanker Segment $	Total $
Voyage revenues	118,188	5,148	123,336	92,700	11,585	104,285
Voyage expenses	(5,731)	(2,225)	(7,956)	(716)	(750)	(1,466)
Vessel operating expenses	(23,905)	(3,716)	(27,621)	(22,172)	(4,552)	(26,724)
Time-charter hire expense	(1,690)	—	(1,690)	—	—	—
Depreciation and amortization	(31,309)	(929)	(32,238)	(22,580)	(2,400)	(24,980)
General and administrative expenses (i)	(3,972)	(211)	(4,183)	(2,330)	(463)	(2,793)
Write-down of vessels	—	(2,201)	(2,201)	—	(38,000)	(38,000)
Restructuring charges	—	(449)	(449)	—	—	—
Income (loss) from vessel operations	51,581	(4,583)	46,998	44,902	(34,580)	10,322
Equity income	14,679	—	14,679	1,417	—	1,417

	Nine Months Ended September 30, 2018
	2018			2017
	Liquefied Gas Segment $	Conventional Tanker Segment $	Total $	Liquefied Gas Segment $	Conventional Tanker Segment $	Total $
Voyage revenues	335,409	25,548	360,957	271,078	35,291	306,369
Voyage expenses	(12,984)	(8,724)	(21,708)	(1,664)	(2,235)	(3,899)
Vessel operating expenses	(79,015)	(11,042)	(90,057)	(62,211)	(13,902)	(76,113)
Time-charter hire expense	(1,690)	—	(1,690)	—	—	—
Depreciation and amortization	(87,191)	(4,108)	(91,299)	(69,639)	(8,255)	(77,894)
General and administrative expenses (i)	(15,958)	(1,892)	(17,850)	(9,283)	(2,309)	(11,592)
Write-down of vessels	(33,000)	(20,863)	(53,863)	—	(50,600)	(50,600)
Restructuring charges	—	(1,845)	(1,845)	—	—	—
Income (loss) from vessel operations	105,571	(22,926)	82,645	128,281	(42,010)	86,271
Equity income	52,597	—	52,597	6,797	—	6,797

(i)	Includes direct general and administrative expenses and indirect general and administrative expenses (allocated to each segment based on estimated use of corporate resources).

A reconciliation of total segment assets to total assets presented in the consolidated balance sheets is as follows:

	September 30, 2018	December 31, 2017
	$	$
Total assets of the liquefied gas segment	5,081,219	4,624,321
Total assets of the conventional tanker segment	67,244	112,844
Unallocated:
Cash and cash equivalents	139,854	244,241
Accounts receivable and prepaid expenses	35,009	30,593
Advances to affiliates	5,163	7,300
Consolidated total assets	5,328,489	5,019,299